UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 03651

Touchstone Strategic Trust - Focused Fund

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments
Touchstone Focused Fund – June 30, 2012 (Unaudited)

		Market
	Shares	Value
Common Stocks — 81.1%
Financials — 19.3%
Allstate Corp. (The)	821,570	$28,828,891
Bank of America Corp.	3,007,529	24,601,587
Bank of New York Mellon Corp. (The)	986,794	21,660,128
Fidelity National Financial, Inc. - Class A	294,551	5,673,052
Goldman Sachs Group, Inc. (The)	232,789	22,315,154
		103,078,812

Information Technology — 17.1%
Adobe Systems, Inc.*	378,076	12,238,320
Apple, Inc.*	40,435	23,614,040
Arrow Electronics, Inc.*	367,143	12,045,962
Google, Inc. - Class A*	28,308	16,420,622
Hewlett-Packard Co.	573,826	11,539,641
Ingram Micro, Inc. - Class A*	486,948	8,506,982
Insight Enterprises, Inc.*	405,768	6,829,075
		91,194,642

Consumer Discretionary — 10.8%
Carnival Corp.	395,940	13,568,864
International Speedway Corp. - Class A	242,871	6,358,363
JC Penney Co., Inc.†	187,454	4,369,553
Royal Caribbean Cruises Ltd.	321,949	8,380,332
Time Warner Cable, Inc.	233,530	19,172,813
WMS Industries, Inc.*	295,069	5,886,627
		57,736,552

Industrials — 9.0%
Alliant Techsystems, Inc.	420,205	21,249,767
Gardner Denver, Inc.	187,160	9,902,636
Oshkosh Corp.*	742,137	15,547,770
Universal Forest Products, Inc.	34,943	1,362,078
		48,062,251

Energy — 8.8%
Devon Energy Corp.	235,393	13,650,440
Encana Corp.†	416,205	8,669,550
Exxon Mobil Corp.	199,733	17,091,153
Halliburton Co.	270,815	7,688,438
		47,099,581

Health Care — 6.0%
Johnson & Johnson	107,715	7,277,225
WellPoint, Inc.	387,237	24,701,848
		31,979,073

Telecommunication Services — 5.1%
France Telecom SA ADR†	1,179,849	15,467,820
KDDI Corp. ADR	733,630	11,884,806
		27,352,626

Consumer Staples — 5.0%
CVS Caremark Corp.	402,500	18,808,825
TESCO PLC ADR†	529,667	7,733,138
		26,541,963
Total Common Stocks		$433,045,500

Exchange Traded Funds — 10.0%
iShares Russell 3000 Index Fund	337,499	$27,128,170
SPDR S&P 500 ETF Trust†	154,041	20,991,167
iShares Russell 2000 Index Fund†	66,502	5,296,884
Total Exchange Traded Funds		$53,416,221

Investment Funds — 13.2%
Invesco Government & Agency Portfolio**	37,918,701	37,918,701
Touchstone Institutional Money Market Fund^	32,756,614	32,756,614
Total Investment Funds		$70,675,315

Total Investment Securities —104.3%
(Cost $535,530,419)		$557,137,036

Liabilities in Excess of Other Assets — (4.3%)		(23,166,362)

Net Assets — 100.0%		$533,970,674

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $37,949,853.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

PLC - Public Limited Company

SPDR - Stand & Poor's Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

1

Touchstone Focused Fund (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$433,045,500	$—	$—	$433,045,500
Exchange Traded Funds	53,416,221	—	—	53,416,221
Investment Funds	70,675,315	—	—	70,675,315
				$557,137,036

See accompanying Notes to Portfolio of Investments.

2

Notes to Portfolios of Investments
June 30, 2012 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Transfers in and out of the levels are recognized at the value at the end of the period. During the period ended June 30, 2012, there were no transfers between Levels 1, 2, and 3.

The aggregate value by input level, as of June 30, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration. The Fund did not hold any Level 3 categorized securities as of June 30, 2012.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

3

Notes to Portfolios of Investments (Continued)

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

Forward foreign currency contracts—A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended June 30, 2012, the Funds used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

As of June 30, 2012, there were no open forward foreign currency contracts.

Portfolio securities loaned— The Fund may lend its portfolio securities. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the fair value of the securities loaned plus accrued interest. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of June 30, 2012, the Fund loaned securities and received collateral as follows:

	Fair Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Focused Fund	$37,949,853	$37,918,701

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

By participating in securities lending, the Fund receives compensation in the form of fees, or retains a portion of interest or dividends on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement.

4

Notes to Portfolios of Investments (Continued)

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of June 30, 2012, the Fund had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Focused Fund	$535,530,419	$38,201,364	$(16,594,747)	$21,606,617

5

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 8/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 8/27/12

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date 8/27/12

* Print the name and title of each signing officer under his or her signature.